Stock Based Compensation (Q3)	9 Months Ended
Mar. 31, 2018
Stock Based Compensation [Abstract]
Stock Based Compensation
Note 8 — Stock Based Compensation

The equity incentive plan of the Company was established in February of 2017.  The Board of Directors of the Company may from time to time, in its discretion grant to directors, officers, consultants and employees of the Company, non-transferable options to purchase common shares, provided that the number of options issued do not exceed 5,000,000. The options are exercisable for a period of up to 10 years from the date of the grant.

The following table reflects the continuity of stock options for the nine months ended March 31, 2018:

A summary of stock option activity is as follows:

March 31, 2018

Number of options outstanding:
Beginning of year	-
Granted	1,014,770
Exercised, converted	(8,000)
Forfeited / exchanged / modification	(163,500)

End of period	843,270

Number of options exercisable at end of period	28,000
Number of options available for grant at end of period	4,148,730

Weighted average option prices per share:
Granted during the period	$0.25
Exercised during the period	$0.25
Terminated during the period	$0.25
Outstanding at end of period	$0.25
Exercisable at end of period	$0.25

The average fair value of stock options granted was estimated to be $1.73 per share for the period ended March 31, 2018. This estimate was made using the Black-Scholes option pricing model and the following weighted average assumptions:

2018

Expected option life (years)	2.5 - 3
Expected stock price volatility	144%
Expected dividend yield	—%
Risk-free interest rate	2.31%

Stock-based compensation expense attributable to stock options was approximately $1,454,000 for the nine month period ended March 31, 2018.  As of March 31, 2018, there was approximately $1,215,000 of unrecognized compensation expense related to unvested stock options outstanding, and the weighted average vesting period for those options was 3 years.